RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RESTRICTED NET ASSETS
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%
Amount appropriated to the general reserve	$ 0	$ 0
Restricted net assets of the Company's PRC subsidiaries and VIEs	$ 12,663	9,828
VIE's Kindergartens
RESTRICTED NET ASSETS
Percentage of after tax profits to be allocated to development fund	25.00%
Percentage of annual increase in net assets to be allocated to development fund	25.00%
Amount appropriated to the development fund	$ 684	$ 522